JOHN H. LIVELY, Managing Partner
john.lively@practus.com
11300 Tomahawk Creek Pkwy., Suite 310
Leawood, KS 66211
(913) 660-0778
September 22, 2026

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: Yorkville America Investment Trust (the “Trust”) (File Nos. 333-29289 and 811-08255)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on September 18, 2026 (Accession No. 0001040674-26-000125) for the Yorkville America 2X Inverse MANGOS Plus Daily Target ETF, a portfolio series of the Trust.
If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively

On behalf of Practus, LLP